ACQUISITIONS OF CONSOLIDATED ENTITIES - Business Combinations by Name (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Disclosure of detailed information about business combination [line items]
Other financial assets	$ 29,968	$ 25,887
Goodwill	38,664	35,730
Less:
Revenue of combined entity as if combination occurred at beginning of period		1,800
Profit (loss) of combined entity as if combination occurred at beginning of period		130
Total
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	252	950
Accounts receivable and other	949	776
Other financial assets	148	649
Inventory	218
Equity accounted investments	929
Property, plant and equipment	953	11,657
Intangible assets	3,018	1,632
Goodwill	1,316	3,899
Deferred income tax assets	3	60
Total assets	7,786	20,754
Less:
Accounts payable and other	(759)	(3,855)
Non-recourse borrowings	(1,290)	(5,228)
Deferred income tax liabilities	(332)	(901)
Non-controlling interests	(36)	(3,019)
Total liabilities	(2,417)	(13,413)
Identifiable assets acquired (liabilities assumed)	5,369	7,341
Consideration	5,400
Total | Infrastructure
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	91	393
Accounts receivable and other	57	283
Other financial assets	34	294
Inventory	5
Equity accounted investments	0
Property, plant and equipment	124	4,141
Intangible assets	1,381	1,580
Goodwill	146	294
Deferred income tax assets		0
Total assets	1,838	7,255
Less:
Accounts payable and other	(235)	(2,677)
Non-recourse borrowings	(638)	(478)
Deferred income tax liabilities	(213)	(454)
Non-controlling interests	(33)	0
Total liabilities	(1,119)	(3,679)
Identifiable assets acquired (liabilities assumed)	719	3,576
Total | Real Estate
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	3
Accounts receivable and other	1
Other financial assets	2
Inventory	0
Equity accounted investments	0
Property, plant and equipment	118
Intangible assets	0
Goodwill	0
Total assets	124
Less:
Accounts payable and other	(3)
Non-recourse borrowings	0
Deferred income tax liabilities	0
Non-controlling interests	(3)
Total liabilities	(6)
Identifiable assets acquired (liabilities assumed)	118
Total | Renewable Power and Transition
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	84	553
Accounts receivable and other	647	443
Other financial assets	112	345
Inventory	0
Equity accounted investments	929
Property, plant and equipment	502	7,439
Intangible assets	0	0
Goodwill	73	3,556
Deferred income tax assets		60
Total assets	2,347	13,257
Less:
Accounts payable and other	(277)	(1,137)
Non-recourse borrowings	(652)	(4,736)
Deferred income tax liabilities	0	(437)
Non-controlling interests	0	(3,015)
Total liabilities	(929)	(9,665)
Identifiable assets acquired (liabilities assumed)	1,418	3,592
Total | Asset management
Disclosure of detailed information about business combination [line items]
Property, plant and equipment	120
Neoen [Member] | Renewable Power and Transition
Disclosure of detailed information about business combination [line items]
Goodwill		3,500
Less:
Consideration	$ 3,300	$ 3,400
Percentage of interests acquired	100.00%	53.00%
Revenue of combined entity as if combination occurred at beginning of period		$ 579
Profit (loss) of combined entity as if combination occurred at beginning of period		15
Elevar [Member] | Infrastructure
Disclosure of detailed information about business combination [line items]
Goodwill		294
Less:
Consideration		$ 2,000
Percentage of interests acquired		16.00%
Cyxtera [Member] | Infrastructure
Less:
Consideration		$ 803
Percentage of interests acquired		29.00%
Revenue of combined entity as if combination occurred at beginning of period		$ 827
Profit (loss) of combined entity as if combination occurred at beginning of period		$ 96
Mantiqueira | Infrastructure
Disclosure of detailed information about business combination [line items]
Goodwill	$ 54
Less:
Consideration	584
Revenue of combined entity as if combination occurred at beginning of period	67
Profit (loss) of combined entity as if combination occurred at beginning of period	21
Geronimo | Renewable Power and Transition
Disclosure of detailed information about business combination [line items]
Goodwill	73
Less:
Consideration	$ 1,400
Percentage of interests acquired	100.00%
Revenue of combined entity as if combination occurred at beginning of period	$ 10
Profit (loss) of combined entity as if combination occurred at beginning of period	24
Chemelex | Private Equity and Other
Disclosure of detailed information about business combination [line items]
Goodwill	654
Less:
Consideration	$ 1,700
Percentage of interests acquired	100.00%
Revenue of combined entity as if combination occurred at beginning of period	$ 302
Profit (loss) of combined entity as if combination occurred at beginning of period	51
Antylia | Private Equity and Other
Disclosure of detailed information about business combination [line items]
Goodwill	395
Less:
Consideration	$ 1,300
Percentage of interests acquired	26.00%
Revenue of combined entity as if combination occurred at beginning of period	$ 197
Profit (loss) of combined entity as if combination occurred at beginning of period	$ 94